Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of effects on statement of income of derivative financial instruments

Gains/ (losses) recognized in the statement of income
	2025	2024	2023
Foreign exchange rate risk
Cross-currency Swap CDI x Dollar - Note 33.3.1 (b)	65	(96)	81
Cash flow hedge on exports - Note 33.3.1 (a)	(2,141)	(2,992)	(3,763)
Interest rate risk
Swap IPCA X CDI - 33.3.1 (b)	(15)	(78)	25
Recognized in Net finance income (expense)	(2,091)	(3,166)	(3,657)
Price risk (commodity derivatives)
Recognized in other income and expenses	21	42	11
Total	(2,070)	(3,124)	(3,646)

Schedule of effects on statement of comprehensive income of derivative financial instruments

Gains/ (losses) recognized in the period
	2025	2024	2023
Hedge accounting
Cash flow hedge on exports - Note 33.3.1 (a)	9,871	(12,635)	8,317
Deferred income taxes	(3,356)	4,295	(2,830)
Total	6,515	(8,340)	5,487

Schedule of assets and liabilities

	12.31.2025	12.31.2024
Fair value Asset Position (Liability)
Open derivatives transactions	(24)	(101)
Closed derivatives transactions awaiting financial settlement	(5)	1
Recognized in Statements of Financial Position	(29)	(100)
Other assets (note 22)	102	29
Other liabilities (note 22)	(131)	(129)

Schedule of statement of financial position

		Statement of Financial Position
				Fair value	Fair value hierarchy	Maturity
	Notional value		Asset Position (Liability)
	12.31.2025	12.31.2024	12.31.2025	12.31.2024
Derivatives not designated for hedge accounting
Foreign exchange rate risk (1)
Cross-currency swap - CDI x US$	488	488	(85)	(105)	Level 2	2029
Short position/Foreign currency forwards (BRL/USD)	(20)	(20)	-	−	Level 2	2026
Interest rate risk
Swap - IPCA X CDI	R$ 3,008	R$ 3,008	53	17	Level 2	2029/2034
Price risk
Future contracts - Crude oil and oil products (2)	(3,045)	(1,450)	7	(13)	Level 1	2026
Options - Long put/ Soybean oil (3)	(4)	-	−	−	Level 2	2026
Total open derivative transactions			(25)	(101)
(1) Amounts in US$ and R$ are presented in millions.
(2) Notional value in thousands of bbl.
(3) Notional value in thousands of tons.

Schedule of guarantees given as collateral

Guarantees given as collateral
	31.12.2025	12.31.2024
Commodity derivatives	51	69

Schedule of cumulative losses in other comprehensive income equity

Cumulative losses in other comprehensive income (shareholders’ equity)
	2025	2024	2023
Hedge accounting
Cash flow hedge on exports - Note 33.3.1 (a)	(20,974)	(30,845)	(18,210)
Deferred income taxes	7,129	10,485	6,190
Total	(13,845)	(20,360)	(12,020)

Schedule of present value of hedging instrument notional value

		Present value of hedging instrument notional value at 12.31.2025
Hedging Instrument	Hedged Transactions	Nature of the Risk	Maturity Date	US$ million	R$ million
Foreign exchange rate gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange rate gains and losses of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	January 2026 to December 2035	72,080	396,615

Schedule of hedging instrument notional value

Changes in the present value of hedging instrument notional value	US$ million	R$ million
Amounts designated as of December 31, 2024	65,900	408,073
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	34,537	192,239
Exports affecting the statement of income	(14,732)	(82,271)
Principal repayments / amortization	(13,625)	(75,867)
Foreign exchange rate variations	-	(45,559)
Amounts designated as of December 31, 2025	72,080	396,615
Nominal value of hedging instrument (finance debt and lease liability) at December 31, 2025	93,553	514,768

Schedule of cumulative foreign exchange losses recognized

	2025	2024
Opening balance	(30,845)	(18,210)
Recognized in equity	7,730	(15,627)
Reclassified to the statement of income	2,141	2,992
Other comprehensive income (loss)	9,871	(12,635)
Closing balance	(20,974)	(30,845)

Schedule of reclassification of cumulative foreign exchange losses recognized

	2026	2027	2028	2029	2030	2031 onwards	Total
Expected realization	(5,773)	(5,931)	(4,066)	(3,492)	(855)	(857)	(20,974)

Schedule of sensitivity analysis financial instruments

Financial Instruments	Reasonably possible scenario
Swap CDI x USD	(12)

Schedule of sensitivity analysis for foreign exchange risk on financial instruments

Risk	Financial Instruments	Exposure at 12.31.2025	Exposure in R$ million	Probable Scenario	Reasonably possible scenario
Dollar/Real	Assets	4,992	27,470	(2)	998
	Liabilities	(119,307)	(656,473)	52	(23,861)
	Exchange rate - Cross currency swap	(488)	(2,687)	−	(98)
	Cash flow hedge on exports	72,080	396,615	(31)	14,416
	Total	(42,723)	(235,075)	19	(8,545)
Euro/Dollar	Assets	1,256	6,912	26	251
	Liabilities	(1,729)	(9,512)	(36)	(346)
	Total	(473)	(2,600)	(10)	(95)
Pound/Dollar	Assets	1,008	5,544	2	202
	Liabilities	(1,985)	(10,924)	(5)	(397)
	Total	(977)	(5,380)	(3)	(195)
Renminbi /Dollar	Assets	1	7	−	−
	Liabilities	(499)	(2,743)	(4)	(100)
	Total	(498)	(2,736)	(4)	(100)
Others (1)	Assets	4	21	−	1
	Liabilities	(50)	(274)	(1)	(10)
	Total	(46)	(253)	(1)	(9)
Total at December 31, 2025		(44,717)	(246,044)	1	(8,944)
(1) Pound sterling/real, euro/real and peso/U.S. dollar.

Schedule of derivative financial instruments different types of market risks

Financial Instruments	Risk	Probable scenario	Reasonably possible scenario
Derivatives not designated for hedge accounting
Crude oil and oil products - price changes	Future and forward contracts (Swap)	−	(170)
Soybean oil - price changes	Options	−	−
Foreign currency - depreciation BRL x USD	Forward contracts	−	(2)
		−	(172)

Schedule of interest rate risk management

Risk	Probable scenario	Reasonably possible scenario
Finance debt
CDI	614	859
SOFR 3M (1)	93	124
SOFR 6M (1)	64	75
SOFR O/N (1)	44	62
IPCA	113	158
TJLP	58	81
LPR 12M (2)	15	21
TR	5	6
	1,006	1,386
(1) Secured Overnight Financing Rate.
(2) Loan Prime Rate.

Schedule of credit quality of cash and cash equivalents

	Cash and cash equivalents		Financial investments
	12.31.2025	12.31.2024	12.31.2025	12.31.2024
Investment grade - global rating	1,458	1,413	1,961	1,875
AA	338	315	1,930	876
A	1,113	1,098	31	999
BBB	7	−	−	−
Other ratings abroad, including cash	3,621	215	2	1,026
Investment grade - local rating (Brazil)	1,390	1,642	766	1,944
AAA.br	1,390	1,642	766	1,944
Other ratings in Brazil, including cash	2	1	−	−
	6,471	3,271	2,729	4,845